UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SDECURITIZER

REPORT PURSUANT TO SECTIONS 15G OF

THE SECURITIES EXCHANGE ACT OF 1934.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

SCALA FUNDING COMPANY, L.L.C.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001691834

Central Index Key Number of issuing entity (if applicable): 0001691834

Central Index Key Number of underwriter (if applicable):

Brian Jenkins, Scala Funding Company, LLC, 949-752-1400

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01:	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as exhibits to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 the reporting entity has duly caused this report to be signed on its behalf by the undersigned duly authorized person.

Scala Funding Company, LLC (Depositor)

By:	/s/ Michael A. Carabini
Name:	Michael A. Carabini
Title:	Manager

Date:

December 7, 2016